UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105
                                                      --------

                      OPPENHEIMER CAPITAL APPRECIATION FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES              VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS--98.3%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.0%
---------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Toyota Motor Corp.                                           836,500       $ 40,425,131
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Carnival Corp.                                             2,549,200        138,905,908
---------------------------------------------------------------------------------------
Starbucks Corp. 1                                          1,601,800         48,774,810
                                                                           ------------
                                                                            187,680,718
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Toll Brothers, Inc. 1                                      1,814,600         62,422,240
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
eBay, Inc. 1                                               3,753,300        168,185,373
---------------------------------------------------------------------------------------
MEDIA--4.0%
Comcast Corp., Cl. A Special, Non-Vtg. 1                   5,182,725        134,958,159
---------------------------------------------------------------------------------------
Time Warner, Inc.                                          4,987,400         89,673,452
---------------------------------------------------------------------------------------
Walt Disney Co. (The)                                      3,352,000         83,565,360
---------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc. 1                        1,916,500         56,076,790
                                                                           ------------
                                                                            364,273,761
---------------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
J.C. Penney Co., Inc. (Holding Co.)                          903,900         47,427,633
---------------------------------------------------------------------------------------
Kohl's Corp. 1                                             1,463,100         67,302,600
---------------------------------------------------------------------------------------
Target Corp.                                                 849,880         45,477,079
                                                                           ------------
                                                                            160,207,312
---------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
Best Buy Co., Inc.                                         1,468,600         70,845,264
---------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                          1,662,600        112,192,248
---------------------------------------------------------------------------------------
Michaels Stores, Inc.                                      1,139,600         42,621,040
---------------------------------------------------------------------------------------
Staples, Inc.                                              2,821,000         65,165,100
---------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                    1,087,800         47,199,642
                                                                           ------------
                                                                            338,023,294
---------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                                720,100         24,793,043
---------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
---------------------------------------------------------------------------------------
BEVERAGES--1.2%
PepsiCo, Inc.                                              1,876,610        111,095,312
---------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.9%
Costco Wholesale Corp.                                       802,288         40,098,354
---------------------------------------------------------------------------------------
CVS Corp.                                                  3,169,200         85,631,784
---------------------------------------------------------------------------------------
Sysco Corp.                                                1,806,000         58,369,920
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                      1,621,500         78,740,040
                                                                           ------------
                                                                            262,840,098
---------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                                      8,215,240         78,920,291
---------------------------------------------------------------------------------------
Nestle SA                                                    348,494        102,659,814
                                                                           ------------
                                                                            181,580,105
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Procter & Gamble Co. (The)                                 2,307,600        131,971,644


1        |       OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES              VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Reckitt Benckiser plc                                      2,558,070       $ 78,840,845
                                                                           ------------
                                                                            210,812,489
---------------------------------------------------------------------------------------
ENERGY--6.7%
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Halliburton Co.                                              933,100         59,391,815
---------------------------------------------------------------------------------------
Schlumberger Ltd.                                          1,446,600        138,483,018
---------------------------------------------------------------------------------------
Smith International, Inc.                                  2,563,500         96,874,665
---------------------------------------------------------------------------------------
Transocean, Inc. 1                                         1,263,900         80,687,376
                                                                           ------------
                                                                            375,436,874
---------------------------------------------------------------------------------------
OIL & GAS--2.5%
Apache Corp.                                                 657,600         42,928,128
---------------------------------------------------------------------------------------
EOG Resources, Inc.                                          858,300         61,583,025
---------------------------------------------------------------------------------------
Kinder Morgan Management LLC                               1,075,075         51,496,093
---------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   897,500         71,171,750
                                                                           ------------
                                                                            227,178,996
---------------------------------------------------------------------------------------
FINANCIALS--8.9%
---------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Bank of America Corp.                                        897,800         41,200,042
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.3%
American Express Co.                                         912,540         46,922,807
---------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                            193,200         68,421,780
---------------------------------------------------------------------------------------
Citigroup, Inc.                                            1,184,641         57,514,321
---------------------------------------------------------------------------------------
Franklin Resources, Inc.                                     593,700         55,142,856
---------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                              786,900        101,478,624
---------------------------------------------------------------------------------------
Legg Mason, Inc.                                             536,500         65,801,725
---------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                               250,500         31,563,000
---------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                 2,139,700         35,573,800
---------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                    270,200         19,440,890
                                                                           ------------
                                                                            481,859,803
---------------------------------------------------------------------------------------
INSURANCE--3.1%
American International Group, Inc.                         1,811,700        121,637,538
---------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                697,300         60,923,101
---------------------------------------------------------------------------------------
Prudential Financial, Inc.                                 1,209,000         93,576,600
                                                                           ------------
                                                                            276,137,239
---------------------------------------------------------------------------------------
HEALTH CARE--18.2%
---------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.6%
Amgen, Inc. 1                                              2,284,200        184,860,306
---------------------------------------------------------------------------------------
Genentech, Inc. 1                                            810,400         77,490,448
---------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                         1,092,100         81,186,714
---------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                      628,500         31,858,665
---------------------------------------------------------------------------------------
MedImmune, Inc. 1                                          1,071,000         38,459,610
                                                                           ------------
                                                                            413,855,743
---------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Fisher Scientific International, Inc. 1                      997,500         64,318,800
---------------------------------------------------------------------------------------
Medtronic, Inc.                                            3,457,795        192,149,668
---------------------------------------------------------------------------------------
PerkinElmer, Inc.                                          2,225,600         50,765,936


2        |       OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES              VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
---------------------------------------------------------------------------------------
Stryker Corp.                                                799,900       $ 34,635,670
---------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                             1,075,400         54,651,828
                                                                           ------------
                                                                            396,521,902
---------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Aetna, Inc.                                                  684,500         63,309,405
---------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                          875,900         45,012,501
---------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                               749,100         40,189,215
---------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                       646,900         22,602,686
---------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                      794,000         39,771,460
---------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                   1,655,000         99,068,300
                                                                           ------------
                                                                            309,953,567
---------------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Johnson & Johnson                                          1,755,200        108,383,600
---------------------------------------------------------------------------------------
Novartis AG                                                2,582,452        134,732,856
---------------------------------------------------------------------------------------
Roche Holdings AG                                            705,491        105,572,049
---------------------------------------------------------------------------------------
Sanofi-Aventis SA                                            839,280         67,518,307
---------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR         2,396,950         97,987,316
                                                                           ------------
                                                                            514,194,128
---------------------------------------------------------------------------------------
INDUSTRIALS--9.3%
---------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Empresa Brasileira de Aeronautica SA, ADR                  1,835,300         69,209,163
---------------------------------------------------------------------------------------
General Dynamics Corp.                                       640,800         73,243,440
---------------------------------------------------------------------------------------
Lockheed Martin Corp.                                      1,247,000         75,568,200
---------------------------------------------------------------------------------------
United Technologies Corp.                                  1,520,200         81,847,568
                                                                           ------------
                                                                            299,868,371
---------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Expeditors International of Washington, Inc.                 630,506         44,772,231
---------------------------------------------------------------------------------------
AIRLINES--0.3%
Southwest Airlines Co.                                     1,815,300         29,952,450
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Corporate Executive Board Co.                                295,742         25,584,640
---------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.3%
Apollo Group, Inc., Cl. A 1                                1,573,800        112,054,560
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                       181,400         14,236,272
---------------------------------------------------------------------------------------
General Electric Co.                                       6,437,500        229,947,500
                                                                           ------------
                                                                            244,183,772
---------------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                              1,525,200         84,648,600
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.2%
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.7%
Cisco Systems, Inc. 1                                     12,748,040        223,600,622
---------------------------------------------------------------------------------------
Corning, Inc. 1                                            3,037,000         61,499,250
---------------------------------------------------------------------------------------
Motorola, Inc.                                             3,976,300         95,789,067
---------------------------------------------------------------------------------------
QUALCOMM, Inc.                                             1,867,500         84,915,225


3        |       OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES              VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, Sponsored ADR             1,519,300       $ 49,498,794
                                                                           ------------
                                                                            515,302,958
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.0%
Apple Computer, Inc. 1                                       804,100         54,534,062
---------------------------------------------------------------------------------------
Dell, Inc. 1                                               3,442,900        103,837,864
---------------------------------------------------------------------------------------
EMC Corp. 1                                                4,572,500         63,694,925
---------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                  1,736,000         50,552,320
                                                                           ------------
                                                                            272,619,171
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.9%
Google, Inc., Cl. A 1                                        351,000        142,151,490
---------------------------------------------------------------------------------------
VeriSign, Inc. 1                                           2,040,400         45,358,092
---------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                             3,994,200        160,686,666
                                                                           ------------
                                                                            348,196,248
---------------------------------------------------------------------------------------
IT SERVICES--2.7%
Automatic Data Processing, Inc.                            2,631,600        123,685,200
---------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                     1,463,800         71,126,042
---------------------------------------------------------------------------------------
First Data Corp.                                           1,087,900         47,073,433
                                                                           ------------
                                                                            241,884,675
---------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
Advanced Micro Devices, Inc. 1                             2,047,200         53,595,696
---------------------------------------------------------------------------------------
Analog Devices, Inc.                                         605,340         22,954,493
---------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                    2,445,100        113,794,954
---------------------------------------------------------------------------------------
International Rectifier Corp. 1                              983,900         34,889,094
---------------------------------------------------------------------------------------
Linear Technology Corp.                                    2,406,200         89,775,322
---------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                              768,200         42,665,828
---------------------------------------------------------------------------------------
Microchip Technology, Inc.                                 1,515,100         50,543,736
---------------------------------------------------------------------------------------
Texas Instruments, Inc.                                    2,616,500         84,983,920
                                                                           ------------
                                                                            493,203,043
---------------------------------------------------------------------------------------
SOFTWARE--6.4%
Adobe Systems, Inc.                                        2,743,468         89,464,491
---------------------------------------------------------------------------------------
Amdocs Ltd. 1                                              1,207,100         31,903,653
---------------------------------------------------------------------------------------
Autodesk, Inc.                                             1,268,400         52,917,648
---------------------------------------------------------------------------------------
Microsoft Corp.                                            9,915,611        274,761,581
---------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                      2,844,400        128,424,660
                                                                           ------------
                                                                            577,472,033
---------------------------------------------------------------------------------------
MATERIALS--2.6%
---------------------------------------------------------------------------------------
CHEMICALS--2.6%
Monsanto Co.                                               1,425,700        104,461,039
---------------------------------------------------------------------------------------
Praxair, Inc.                                              2,525,900        131,346,800
                                                                           ------------
                                                                            235,807,839
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
American Tower Corp. 1                                     2,358,200         64,355,278


4        |       OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.                                                       4,162,600    $  104,231,504
                                                                                       ---------------
                                                                                          168,586,782
                                                                                       ---------------
Total Common Stocks (Cost $7,495,905,589)                                               8,842,814,543


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
------------------------------------------------------------------------------------------------------
Undivided interest of 13.57% in joint repurchase agreement
(Principal Amount/Value $1,261,257,000, with a maturity value of
$1,261,395,388) with UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $171,139,776 on 12/1/05, collateralized by
Federal National Mortgage Assn., 4.50%--6%, 3/1/20--10/1/35, with a value of $1,193,166,527 and Federal Home Loan Mortgage Corp.,
5.50%, 5/1/35, with a value of $95,408,663  (Cost $171,121,000)        $171,121,000       171,121,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,667,026,589)                             100.2%    9,013,935,543
------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.2)      (18,348,190)
                                                                       -------------------------------
Net Assets                                                                    100.0%   $8,995,587,353
                                                                       ===============================

Footnote to Statement of Investments

1.    Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $7,690,477,695
                                              ===============

Gross unrealized appreciation                 $1,424,461,892
Gross unrealized depreciation                   (101,004,044)
                                              ---------------
Net unrealized appreciation                   $1,323,457,848
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's


5        |       OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005 / UNAUDITED
--------------------------------------------------------------------------------

assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6        |       OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006